Vessels, Net, detail (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Vessel Cost
Vessel Cost, Beginning Balance	$ 930,011	$ 743,116	$ 743,116
Transfers from Advances for vessel acquisitions	82,592		186,895
Vessel Cost,Ending Balance	1,012,603		930,011
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance	(120,010)	(87,760)	(87,760)
Depreciation	(27,614)	(23,495)	(32,250)
Accumulated Depreciation, Ending Balance	(147,624)		(120,010)
Net Book Value
Net Book Value, Beginning Balance	810,001	655,356	655,356
Transfers from Advances for vessel acquisitions	82,592		186,895
Depreciation	(27,614)	(23,495)	(32,250)
Net Book Value, Ending Balance	$ 864,979		$ 810,001